Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT 06089

March 4, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds II, Inc.
File Nos. 002-11387/811-00558

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses being used in connection with the offering of shares for The Hartford Mutual Funds II, Inc. (the “Registrant”), under Rule 497(c) under Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.

that the form of prospectuses that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 107 to the Registrant’s registration statement (the “Amendment”) filed on February 26, 2009; and

2.

that the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 26, 2009 as part of Post-Effective Amendment No. 107 under the 1933 Act to the Registrant’s registration statement.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 860-843-8859.

Sincerely,

/s/ Michael G. Phillips

Michael G. Phillips

Senior Counsel

cc: Kevin M. Bopp, Esq